UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08850

                               ICAP Funds, Inc.
              (Exact name of registrant as specified in charter)

                        225 West Wacker Drive, Suite 2400
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

                                   Copies to:

                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202

       Registrant's telephone number, including area code 312-424-9100

                     Date of fiscal year end: December 31

                 Date of reporting period: December 31, 2004

Item 1 - Reports to Stockholders

ICAP FUNDS
     Annual Report

     DECEMBER 31, 2004
     ---------------------------------------------------------------------------
     ICAP DISCRETIONARY EQUITY PORTFOLIO
     ICAP EQUITY PORTFOLIO
     ICAP SELECT EQUITY PORTFOLIO
     ICAP EURO SELECT EQUITY PORTFOLIO

                                                                [LOGO]
                                                                 ICAP
                                                        INSTITUIONAL CAPITAL/R

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

Table of Contents

Letter to Shareholders.......................................................2

ICAP DISCRETIONARY EQUITY PORTFOLIO
     Fund Overview...........................................................4
     Schedule of Investments.................................................6
     Statement of Assets and Liabilities.....................................8
     Statement of Operations.................................................8
     Statements of Changes in Net Assets.....................................9
     Financial Highlights...................................................10
ICAP EQUITY PORTFOLIO
     Fund Overview..........................................................12
     Schedule of Investments................................................14
     Statement of Assets and Liabilities....................................16
     Statement of Operations................................................16
     Statements of Changes in Net Assets....................................17
     Financial Highlights...................................................18

ICAP SELECT EQUITY PORTFOLIO
     Fund Overview..........................................................20
     Schedule of Investments................................................22
     Statement of Assets and Liabilities....................................23
     Statement of Operations................................................23
     Statements of Changes in Net Assets....................................24
     Financial Highlights...................................................25

ICAP EURO SELECT EQUITY PORTFOLIO
     Fund Overview..........................................................26
     Schedule of Investments................................................28
     Statement of Assets and Liabilities....................................29
     Statement of Operations................................................29
     Statements of Changes in Net Assets....................................30
     Financial Highlights...................................................31

Notes to Financial Statements...............................................32

Report of Independent Registered Public Accounting Firm.....................36

Expense Example.............................................................37

Directors and Officers......................................................38

Dear Fellow Shareholders

[PHOTO]
Robert H. Lyon
President and Chief Investment Officer

The key question now is how much of a better future has already been priced into the equity markets.

The huge amount of monetary and fiscal stimulus that had been put into the U.S. economy post-9/11 continued to pay off in 2004. Real GDP growth was solid, and corporate profits grew more than 20%. With long-term interest rates fairly flat, despite higher energy prices and a lower dollar, the U.S. stock market turned in a very respectable performance. Energy stocks, yield plays (utilities and REITs), and smaller capitalization stocks did particularly well. The re-election of George W. Bush, along with solid Republican majorities in both houses of Congress, may also have contributed to this strength late in the year as investors began to factor in a permanent reduction in the top tax rate on dividends and long-term capital gains to 15%.

The key question now is how much of a better future has already been priced into the equity markets. On the positive side of the ledger, we expect slower, but respectable real growth in the U.S. in 2005. More capital spending and stronger exports should offset somewhat slower growth in consumption and government spending. In addition, while there will be an evolutionary downshift in U.S. consumption and a commensurate rise in spending in Europe and Asia as currencies adjust, we do not expect a crash in housing, a dramatic fall in the dollar, or any calamitous fallout from a U.S. budget deficit (that is about 3% of GDP, approximately in-line with the level of other industrial countries). Moreover, with fits and starts, the global pie should continue to grow nicely for many years as the billions of people in Asia, parts of Latin America, Eastern Europe and Southern Africa become empowered and enter a self-reinforcing loop characterized by strong liquidity, less government interference, a strong work ethic, free trade and easy access to standardized digital technology.

On the other side of the ledger, and returning to the question of how much of this good news has been priced into the U.S. equity markets in 2005, we would suggest that the answer is a lot. Sentiment indicators, such as option volatility and spreads between Treasuries and high yield and emerging market debt, are about as low as they have ever been. No particular asset class seems to provide a large risk premium. Short-term interest rates in the U.S. seem likely to increase toward 4% as economic activity bubbles along. Corporate profits, while likely to continue to grow, will decelerate into the mid-single digits. Finally, geopolitical risk (even though news coverage is substantial) seems to be largely ignored by the equity markets, despite an increase in instability and tensions in many parts of the world, a growing recognition that the U.S. military is spread very thin, and the fact that American support for involvement elsewhere may be waning. Consequently, we would suggest that a watchful approach to the markets is warranted, that rewards are largely priced-in, and some risks are not yet discounted. In such an environment it should still be possible to achieve positive returns, but above average returns are likely to accrue primarily from two key sectors.

The first positive sector should be in high quality, generally multinational, firms that have the free cash flow to enhance their dividends (now likely to be taxed at lower rates well into the future) while still funding sensible growth in less mature markets and benefiting from a lower U.S. dollar. Companies with larger dividends from declining markets, companies with large pension and health care legacy costs, companies with weak balance sheets and a lack of a competitive edge should not be expected to do well. Moreover, even among the first group, what you pay for a company will be vitally important.

The second positive sector should be companies that supply the unmet needs of the economies that are growing rapidly. As per capita incomes grow throughout Asia and other developing markets, there will be opportunities to supply commodities and other goods that need to be imported by those regions, especially in categories where there has been a lag in investment over the past couple of decades. Despite large gains in commodity prices and stock market returns in 2004, selected areas-like energy, copper, iron ore and many agricultural goods where new investment has been low and new supplies may have to come from remote areas-may continue to produce favorable results as long as world growth remains healthy. Interestingly, an increase in global tensions-if the impact is more psychological than real-may further highlight the attractiveness of such commodities and the need to invest in associated infrastructure. However, it will also be important to not overpay for equities even in advantaged areas and to realize that if the economic cycle does unexpectedly roll over, stocks in this area will correct sharply.

We would also expect equities to do better than fixed income products in such an environment. Over the past several years, led by the U.S. Federal Reserve, a large amount of liquidity has been pumped into the global system, yet nominal interest rates have remained low and real interest rates have been negative. Paper currencies-fiat money not backed by any link to hard assets-have mushroomed, and the central banks of the U.S., EU and Japan seem uninterested in taking firm steps to stem this tide. Only small increases in nominal interest rates and a modest widening in credit spreads could eviscerate fixed income returns. Meanwhile, large corporate cash balances and a shortage of growth opportunities for some sectors should lead to an extension of the recent pickup in global merger and acquisition activity. This should be supportive of equity returns. While a narrower and flatter yield curve will create a "game of chicken" for equities, we feel that the pockets of opportunities we enumerated above should still fare well. The primary risk to equities would be a harder landing in China, or in the U.S., which we don't envisage, or a further sustained spike in energy prices (which could be the proximate cause for such hard landings).

While the U.S. market got off to a reasonable start in 2004, it stalled out until staging a strong rally in the post-election period. For 2004, the Discretionary Equity Portfolio achieved a return of 11.14% beating the S&P 500/R Index return of 10.88%. This Portfolio was virtually fully invested over the course of the year. The Equity Portfolio achieved a similar return for 2004 of 11.33%, again beating the broad market as measured by the S&P 500. We maintained our emphasis on larger companies with strong balance sheets, excellent franchises, and growing free cash flow. Despite the market leadership from smaller-cap names, our strong stock selection amongst large, quality companies contributed positively to the relative performance of these Portfolios, particularly in the health care, consumer staples, technology, and energy sectors. Top contributors included Sanofi-Aventis, ConocoPhillips, Exxon Mobil, Occidental Petroleum, Bank of America, Tyco International, Archer-Daniels-Midland, General Electric, and Motorola. Financials and consumer services were the Portfolios weakest sectors. St. Paul Travelers and Clear Channel Communications, in particular, experienced difficulty. The Portfolios' remained underweight in technology and overweight in energy relative to the S&P 500 which contributed positively to performance. The Select Equity Portfolio returned 17.98% for the year. With the emphasis on larger, quality companies, stock selection in this Portfolio delivered very strong absolute and relative performance. Top contributors included Archer-Daniels-Midland, Motorola, Microsoft, Tyco International, Deere & Co., Sanofi-Aventis, ConocoPhillips, Occidental Petroleum, Bank of America, and Comcast.

Applying the same strategy, but to large European companies, the Euro Select Equity Portfolio achieved an outstanding return of 26.87%, well ahead of the benchmark MSCI-Europe Index return of 20.88%. Stock selection was strong with a focus on companies where management was engaged in a process of business simplification. Specific stocks that benefited from this theme included Siemens in Germany, ING Groep in the Netherlands, and Fortum in Finland. Stock selection was a positive contributor almost across the board, with key sectors such as health care, consumer services, utilities, retail, and capital spending delivering strong outperformance. Top contributors included Sanofi-Aventis, Groupe Bruxelles Lambert, and Tesco. Technology and transportation were two sectors that fared poorly versus the benchmark in 2004.

We appreciate your continued support of the ICAP Funds.

Sincerely,

/s/ Robert H. Lyon

Robert H. Lyon
President and Chief Investment Officer
December 31, 2004

Past performance is not a guarantee of future results. Return and share price will fluctuate, and redemption value may be more or less than your original investment. The ICAP Funds are actively managed. The stocks mentioned may or may not be held in any of the ICAP Funds at any given time. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. The Fund's prospectus, which can be obtained by calling toll free 1-888-221-ICAP (4227), contains this and other information about the Funds. Read the prospectus carefully before you invest or send money.

Except for historical information contained in this annual report for the ICAP Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the ICAP Funds in the current prospectus, other factors bearing on these reports include the accuracy of the adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the ICAP Funds to differ materially as compared to applicable benchmarks.

ICAP Discretionary Equity Portfolio

Performance (%) as of December 31, 2004
------------------------------------------------------------------------------
                                                          ANNUALIZED
                                                 -----------------------------
                                                                        SINCE
                                  4Q04   1 YEAR   3 YEAR   5 YEAR  12/31/1994
------------------------------------------------------------------------------
ICAP Discretionary
  Equity Portfolio                8.60    11.14     2.62     2.65       12.15
S&P 500 Index                     9.23    10.88     3.60    -2.30       12.07

Growth of $10,000
December 31, 1994 through December 31, 2004

                   ICAP
               Discretionary
                  Equity       S&P 500
                Portfolio       Index
----------------------------------------
12/31/94          $10,000      $10,000
 3/31/95          $10,881      $10,974
 6/30/95          $12,234      $12,021
 9/30/95          $13,190      $12,977
12/31/95          $13,521      $13,758
 3/31/96          $14,595      $14,496
 6/30/96          $14,828      $15,147
 9/30/96          $15,335      $15,615
12/31/96          $16,976      $16,917
 3/31/97          $17,650      $17,370
 6/30/97          $20,498      $20,403
 9/30/97          $22,273      $21,931
12/31/97          $21,831      $22,560
 3/31/98          $24,325      $25,707
 6/30/98          $25,156      $26,556
 9/30/98          $21,052      $23,915
12/31/98          $24,053      $29,008
 3/31/99          $24,888      $30,453
 6/30/99          $27,948      $32,600
 9/30/99          $25,355      $30,564
12/31/99          $27,625      $35,112
 3/31/00          $28,030      $35,917
 6/30/00          $26,659      $34,963
 9/30/00          $28,173      $34,624
12/31/00          $29,924      $31,915
 3/31/01          $28,663      $28,131
 6/30/01          $29,686      $29,778
 9/30/01          $26,698      $25,407
12/31/01          $29,135      $28,122
 3/31/02          $29,073      $28,200
 6/30/02          $26,124      $24,421
 9/30/02          $20,977      $20,202
12/31/02          $21,888      $21,907
 3/31/03          $21,725      $21,217
 6/30/03          $24,633      $24,484
 9/30/03          $24,984      $25,131
12/31/03          $28,332      $28,191
 3/31/04          $29,184      $28,668
 6/30/04          $29,236      $29,162
 9/30/04          $28,994      $28,617
12/31/04          $31,489      $31,259

The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1994, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Discretionary Equity Portfolio
As of December 31, 2004

Fund Facts
Date of inception............. 12/31/1994
Ticker symbol...................... ICDEX
CUSIP.......................... 448926105
NAV............................... $29.03
Net assets................. $21.4 million

Fund Objective
The investment objective of the ICAP Discretionary Equity Portfolio is to seek a superior total return with only a moderate degree of risk. The Portfolio seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio seeks to achieve a total return greater than the S&P 500 Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods. The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant. To the extent the Portfolio invests for temporary defensive purposes, it may not achieve its investment objective.
The Portfolio will typically hold between 40 and 45 securities.

Investor Profile
This Portfolio is most appropriate for investors who seek the capital appreciation of large- and mid-cap equities with only a moderate degree of risk. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings....................................... 48
Percent in equities................................... 98.0%
Percent in cash and other assets less liabilities...... 2.0%
Price/earnings ratio.................................  16.2x
Weighted average market cap....................  $97 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
Citigroup, Inc.                                                           4.8%
Bank of America Corp.                                                     4.6%
J.P. Morgan Chase & Co.                                                   3.3%
Cendant Corp.                                                             3.3%
Exxon Mobil Corp.                                                         3.2%
Comcast Corp. Class A                                                     3.0%
Altria Group, Inc.                                                        2.8%
General Electric Co.                                                      2.8%
Tyco International Ltd.                                                   2.8%
ConocoPhillips                                                            2.8%

Sector Weightings
Percent of equities
--------------------------------------------------------------------------------
Basic Industries 5%
Capital Spending 11%
Communications 6%
Consumer
Durables 1%
Consumer Services 8%
Consumer Staples 6%
Energy 12%
Financial 24%
Health Care 9%
Retail 4%
Technology 9%
Transportation 1%
Utilities 4%

ICAP Discretionary Equity Portfolio

Schedule of Investments by Sector
As of December 31, 2004

--------------------------------------------------------------------------------
                                                      NUMBER
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0%
BASIC INDUSTRIES - 4.7%
Archer-Daniels-Midland Co.                            19,400         $ 432,814
Freeport-McMoRan Copper
  & Gold, Inc.                                         7,050           269,521
International Paper Co.                                7,400           310,800
                                                                 -------------
                                                                     1,013,135
                                                                 -------------
CAPITAL SPENDING - 10.1%
Deere & Co.                                            7,550           561,720
General Electric Co.                                  16,550           604,075
Tyco International Ltd.                               16,600           593,284
Waste Management, Inc.                                13,850           414,669
                                                                 -------------
                                                                     2,173,748
                                                                 -------------
COMMUNICATIONS - 5.9%
BellSouth Corp.                                       20,050           557,190
Comcast Corp. Class A*                                19,164           637,777
MCI, Inc.                                              4,000            80,640
                                                                 -------------
                                                                     1,275,607
                                                                 -------------
CONSUMER DURABLES - 1.0%
Masco Corp.                                            5,700           208,221
                                                                 -------------
CONSUMER SERVICES - 8.0%
Cendant Corp.                                         30,300           708,414
Clear Channel
  Communications, Inc.                                13,750           460,487
News Corp. Class A                                    14,300           266,838
R.R. Donnelley & Sons Co.                              7,750           273,498
                                                                 -------------
                                                                     1,709,237
                                                                 -------------
CONSUMER STAPLES - 6.0%
Altria Group, Inc.                                     9,950           607,945
McDonald's Corp.                                      10,450           335,027
PepsiCo, Inc.                                          6,400           334,080
                                                                 -------------
                                                                     1,277,052
                                                                 -------------

--------------------------------------------------------------------------------
                                                      NUMBER
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------

ENERGY - 11.4%
ConocoPhillips                                         6,818          $592,006
Exxon Mobil Corp.                                     13,450           689,447
Halliburton Co.                                        6,850           268,794
Marathon Oil Corp.                                    13,785           518,454
Occidental Petroleum Corp.                             6,300           367,668
                                                                 -------------
                                                                     2,436,369
                                                                 -------------
FINANCIAL - 23.6%
American International Group, Inc.                     7,950           522,077
Bank of America Corp.                                 20,900           982,091
Citigroup, Inc.                                       21,367         1,029,462
Goldman Sachs Group, Inc.                              3,550           369,342
J.P. Morgan Chase & Co.                               18,300           713,883
Morgan Stanley                                         5,900           327,568
The St. Paul Travelers Cos., Inc.                     14,337           531,473
Wells Fargo & Co.                                      9,350           581,103
                                                                 -------------
                                                                     5,056,999
                                                                 -------------
HEALTH CARE - 9.2%
Baxter International, Inc.                            14,200           490,468
Beckman Coulter, Inc.                                  1,700           113,883
GlaxoSmithKline plc ADR                               10,400           492,856
Pfizer, Inc.                                          12,100           325,369
Sanofi-Aventis ADR                                    13,997           560,580
                                                                 -------------
                                                                     1,983,156
                                                                 -------------
RETAIL - 3.9%
Dillard's, Inc.                                        6,050           162,563
Lowe's Cos., Inc.                                      7,000           403,130
Staples, Inc.                                          8,050           271,366
                                                                 -------------
                                                                       837,059
                                                                 -------------

See notes to financial statements.
*Non-income producing.

ICAP Discretionary Equity Portfolio

As of December 31, 2004
--------------------------------------------------------------------------------
                                                      NUMBER
                                                   OF SHARES             VALUE
--------------------------------------------------------------------------------

TECHNOLOGY - 9.1%
Freescale Semiconductor, Inc.*                        11,426          $209,781
International Business
  Machines Corp.                                       5,950           586,551
Microsoft Corp.                                       19,800           528,858
Motorola, Inc.                                         5,850           100,620
Philips Electronics NV ADR                            19,724           522,686
                                                                 -------------
                                                                     1,948,496
                                                                 -------------
TRANSPORTATION - 1.0%
Canadian Pacific Railway Ltd.                            650            22,367
CSX Corp.                                              4,600           184,368
                                                                 -------------
                                                                       206,735
                                                                 -------------
UTILITIES - 4.1%
Dominion Resources, Inc.                               6,050           409,827
Entergy Corp.                                          6,850           462,991
                                                                 -------------
                                                                       872,818
                                                                 -------------
TOTAL COMMON STOCKS
  (cost $16,878,716)                                                20,998,632
                                                                 -------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT             VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 2.3%
VARIABLE RATE DEMAND DEPOSIT - 2.3%
UMB Bank Money Market Fiduciary                     $493,281          $493,281
                                                                 -------------
TOTAL SHORT-TERM INVESTMENT
  (cost $493,281)                                                      493,281
                                                                 -------------
TOTAL INVESTMENTS - 100.3%
  (cost $17,371,997)                                                21,491,913
Liabilities less Other Assets - (0.3)%                                (74,139)
                                                                 -------------
NET ASSETS - 100.0%                                                $21,417,774
                                                                 =============

See notes to financial statements.
*Non-income producing.

ICAP Discretionary Equity Portfolio

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Investments, at cost                                               $17,371,997
                                                                  ============

Investments, at value                                              $21,491,913
Receivable for securities sold                                          18,978
Due from Adviser                                                         2,685
Dividends and interest receivable                                       42,879
Tax reclaim receivable                                                   4,244
Other assets                                                             8,216
                                                                  ------------
     Total assets                                                   21,568,915
                                                                  ------------

LIABILITIES:
Payable for securities purchased                                        39,379
Payable for fund shares redeemed                                        10,930
Accrued expenses and other liabilities                                  40,531
Dividends payable                                                       60,301
                                                                  ------------
     Total liabilities                                                 151,141
                                                                  ------------

NET ASSETS                                                         $21,417,774
                                                                  ============

NET ASSETS CONSIST OF:
Capital stock                                                           $7,379
Paid-in-capital in excess of par                                    17,315,496
Accumulated net realized loss
  on investments                                                      (25,017)
Net unrealized appreciation
  on investments                                                     4,119,916
                                                                  ------------

NET ASSETS                                                         $21,417,774
                                                                  ============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                                 737,865

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $29.03
                                                                        ======

Statement of Operations
For the year ended December 31, 2004

INVESTMENT INCOME:
Dividends(1)                                                        $1,095,584
Interest                                                                 4,857
                                                                  ------------
Total investment income                                              1,100,441
                                                                  ------------

EXPENSES:
Investment advisory fees                                               397,184
Fund administration and accounting fees                                 84,530
Audit fees                                                              24,321
Shareholder servicing                                                   23,149
Federal and state registration fees                                     22,405
Legal fees                                                              20,584
Directors' fees and expenses                                            19,117
Custody fees                                                            15,932
Reports to shareholders                                                 12,175
Other                                                                    5,169
                                                                  ------------

Total expenses before waiver
  and reimbursements                                                   624,566
Waiver and reimbursements
  of expenses by Adviser                                             (227,382)
                                                                  ------------

Net expenses                                                           397,184
                                                                  ------------

NET INVESTMENT INCOME                                                  703,257
                                                                  ------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments                                     7,045,146
Net realized gain on investments
  from shareholder in-kind redemptions                               8,710,809
Change in net unrealized appreciation
  on investments                                                  (12,535,721)
                                                                  ------------

Net gain on investments                                              3,220,234
                                                                  ------------

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                                     $3,923,491
                                                                  ============

(1) Net of $12,607 in foreign withholding taxes.

See notes to financial statements.

ICAP Discretionary Equity Portfolio

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                             YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                               $703,257          $721,980
Net realized gain on investments                   7,045,146         1,729,895
Net realized gain on investments from
  shareholder in-kind redemptions                  8,710,809                 -
Change in net unrealized appreciation
  on investments                                (12,535,721)        16,019,861
                                               -------------     -------------
Net increase in net assets resulting
  from operations                                  3,923,491        18,471,736
                                               -------------     -------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (703,257)         (721,980)
Net realized gain on investments                   (691,478)                 -
                                               -------------     -------------
Net decrease in net assets resulting from
  distributions paid                             (1,394,735)         (721,980)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                        2,525,330         6,714,331
Reinvested distributions                           1,292,583           688,753
Shares redeemed                                 (63,482,906)       (9,095,970)
                                               -------------     -------------
Net decrease in net assets resulting from
  capital share transactions                    (59,664,993)       (1,692,886)
                                               -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (57,136,237)        16,056,870

NET ASSETS:
Beginning of year                                 78,554,011        62,497,141
                                               -------------     -------------
End of year                                      $21,417,774       $78,554,011
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                           90,930           297,041
Reinvested distributions                              44,996            28,690
Shares redeemed                                  (2,247,211)         (379,909)
                                               -------------     -------------
Net decrease                                     (2,111,285)          (54,178)
                                               =============     =============

See notes to financial statements.

ICAP Discretionary Equity Portfolio

Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                                        $27.57         $21.53         $28.94         $30.51         $33.69

Income from investment operations:
  Net investment income                                      0.61           0.25           0.24           0.26           0.41
  Net realized and unrealized gain (loss)
     on investments                                          2.43           6.04         (7.41)         (1.07)           2.11
                                                       ----------     ----------     ----------     ----------     ----------

     Total income (loss) from investment
       operations                                            3.04           6.29         (7.17)         (0.81)           2.52
                                                       ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                               (0.61)         (0.25)         (0.24)         (0.26)         (0.41)
  From net realized gain on investments                    (0.97)              -              -         (0.50)         (5.29)
                                                       ----------     ----------     ----------     ----------     ----------

     Total distributions                                   (1.58)         (0.25)         (0.24)         (0.76)         (5.70)
                                                       ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR                               $29.03         $27.57         $21.53         $28.94         $30.51
                                                       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                               11.14%         29.44%       (24.88)%        (2.63)%          8.32%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                  $21,418        $78,554        $62,497        $89,926       $147,887
  Ratio of expenses to average net assets:
     Before expense reimbursement                           1.26%          1.14%          1.10%          1.01%          0.96%
     After expense reimbursement                            0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement                           0.96%          0.70%          0.66%          0.64%          1.03%
     After expense reimbursement                            1.42%          1.04%          0.96%          0.85%          1.19%
  Portfolio turnover rate                                     74%            99%            86%           106%           132%


See notes to financial statements.

                      This page left blank intentionally.

ICAP Equity Portfolio

Performance (%) as of December 31, 2004
------------------------------------------------------------------------------
                                                          ANNUALIZED
                                                 -----------------------------
                                                                        SINCE
                                  4Q04   1 YEAR   3 YEAR   5 YEAR  12/31/1994
------------------------------------------------------------------------------
ICAP Equity Portfolio             8.80    11.33     2.61     2.98       13.01
S&P 500 Index                     9.23    10.88     3.60    -2.30       12.07

Growth of $10,000
December 31, 1994 through December 31, 2004
--------------------------------------------------------------------------------

                          ICAP
                         Equity       S&P 500
                        Portfolio      Index
-------------------------------------------------
12/31/94                 $10,000      $10,000
 3/31/95                 $10,925      $10,974
 6/30/95                 $12,385      $12,021
 9/30/95                 $13,473      $12,977
12/31/95                 $13,885      $13,758
 3/31/96                 $15,047      $14,496
 6/30/96                 $15,246      $15,147
 9/30/96                 $15,778      $15,615
12/31/96                 $17,531      $16,917
 3/31/97                 $18,201      $17,370
 6/30/97                 $21,338      $20,403
 9/30/97                 $23,173      $21,931
12/31/97                 $22,630      $22,560
 3/31/98                 $25,359      $25,707
 6/30/98                 $26,233      $26,556
 9/30/98                 $21,647      $23,915
12/31/98                 $25,215      $29,008
 3/31/99                 $26,253      $30,453
 6/30/99                 $29,490      $32,600
 9/30/99                 $26,623      $30,564
12/31/99                 $29,321      $35,112
 3/31/00                 $29,714      $35,917
 6/30/00                 $28,271      $34,963
 9/30/00                 $29,909      $34,624
12/31/00                 $31,625      $31,915
 3/31/01                 $30,434      $28,131
 6/30/01                 $31,570      $29,778
 9/30/01                 $28,356      $25,407
12/31/01                 $31,433      $28,122
 3/31/02                 $31,351      $28,200
 6/30/02                 $28,169      $24,421
 9/30/02                 $22,628      $20,202
12/31/02                 $23,681      $21,907
 3/31/03                 $23,433      $21,217
 6/30/03                 $26,516      $24,484
 9/30/03                 $26,907      $25,131
12/31/03                 $30,507      $28,191
 3/31/04                 $31,445      $28,668
 6/30/04                 $31,547      $29,162
 9/30/04                 $31,216      $28,617
12/31/04                 $33,963      $31,259

The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1994, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Equity Portfolio
As of December 31, 2004

Fund Facts
Date of inception............. 12/31/1994
Ticker symbol...................... ICAEX
CUSIP.......................... 448926204
NAV............................... $44.01
Net assets................ $944.0 million

Fund Objective
The investment objective of the ICAP Equity Portfolio is to seek a superior total return with only a moderate degree of risk. The Portfolio seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio seeks to achieve a total return greater than the S&P 500 Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods. The Portfolio may invest in cash and cash equivalents to meet anticipated redemption requests, to pay expenses and pending investment or reinvestment. The Portfolio's investment in such instruments will generally not exceed 5% of its total assets. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.

Investor Profile
This Portfolio is most appropriate for investors who seek the capital appreciation of large- and mid-cap equities with only a moderate degree of risk. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings....................................... 48
Percent in equities................................... 99.5%
Percent in cash and other assets less liabilities...... 0.5%
Price/earnings ratio.................................. 16.2x
Weighted average market cap..................... $98 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
Citigroup, Inc.                                                           5.0%
Bank of America Corp.                                                     4.7%
J.P. Morgan Chase & Co.                                                   3.5%
Cendant Corp.                                                             3.5%
Exxon Mobil Corp.                                                         3.1%
Comcast Corp. Class A                                                     3.1%
Altria Group, Inc.                                                        3.0%
Tyco International Ltd.                                                   2.9%
ConocoPhillips                                                            2.9%
International Business Machines Corp.                                     2.9%

Sector Weightings
Percent of equities
--------------------------------------------------------------------------------
Basic Industries 4%
Capital Spending 11%
Communications 6%
Consumer
Durables 1%
Consumer Services 8%
Consumer Staples 6%
Energy 11%
Financial 25%
Health Care 10%
Retail 4%
Technology 9%
Transportation 1%
Utilities 4%

ICAP Equity Portfolio

Schedule of Investments by Sector
As of December 31, 2004
--------------------------------------------------------------------------------
                                                      NUMBER
                                                   OF SHARES             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.5%
BASIC INDUSTRIES - 3.9%
Archer-Daniels-Midland Co.                           898,300       $20,041,073
Freeport-McMoRan Copper
  & Gold, Inc.                                       245,750         9,395,023
International Paper Co.                              167,900         7,051,800
                                                                --------------
                                                                    36,487,896
                                                                --------------
CAPITAL SPENDING - 10.4%
Deere & Co.                                          348,400        25,920,960
General Electric Co.                                 704,050        25,697,825
Tyco International Ltd.                              768,800        27,476,912
Waste Management, Inc.                               642,550        19,237,947
                                                                --------------
                                                                    98,333,644
                                                                --------------
COMMUNICATIONS - 5.8%
BellSouth Corp.                                      906,650        25,195,803
Comcast Corp. Class A*                               888,522        29,570,012
MCI, Inc.                                              2,200            44,352
                                                                --------------
                                                                    54,810,167
                                                                --------------
CONSUMER DURABLES - 1.0%
Masco Corp.                                          262,150         9,576,340
                                                                --------------
CONSUMER SERVICES - 8.4%
Cendant Corp.                                      1,401,250        32,761,225
Clear Channel
  Communications, Inc.                               624,950        20,929,575
News Corp. Class A                                   671,050        12,521,793
R.R. Donnelley & Sons Co.                            360,550        12,723,810
                                                                --------------
                                                                    78,936,403
                                                                --------------
CONSUMER STAPLES - 6.2%
Altria Group, Inc.                                   460,200        28,118,220
McDonald's Corp.                                     481,800        15,446,508
PepsiCo, Inc.                                        294,200        15,357,240
                                                                --------------
                                                                    58,921,968
                                                                --------------

--------------------------------------------------------------------------------
                                                      NUMBER
                                                   OF SHARES             VALUE
--------------------------------------------------------------------------------

ENERGY - 11.4%
ConocoPhillips                                       313,638       $27,233,188
Exxon Mobil Corp.                                    579,900        29,725,674
Halliburton Co.                                      248,600         9,755,064
Marathon Oil Corp.                                   636,954        23,955,840
Occidental Petroleum Corp.                           290,050        16,927,318
                                                                --------------
                                                                   107,597,084
                                                                --------------
FINANCIAL - 24.5%
American International
  Group, Inc.                                        354,400        23,273,448
Bank of America Corp.                                946,950        44,497,181
Citigroup, Inc.                                      988,000        47,601,840
Goldman Sachs Group, Inc.                            163,650        17,026,146
J.P. Morgan Chase & Co.                              844,800        32,955,648
Morgan Stanley                                       267,650        14,859,928
The St. Paul Travelers Cos., Inc.                    661,057        24,505,383
Wells Fargo & Co.                                    432,100        26,855,015
                                                                --------------
                                                                   231,574,589
                                                                --------------
HEALTH CARE - 9.8%
Baxter International, Inc.                           657,850        22,722,139
Beckman Coulter, Inc.                                 80,950         5,422,840
GlaxoSmithKline plc ADR                              480,700        22,780,373
Pfizer, Inc.                                         565,100        15,195,539
Sanofi-Aventis ADR                                   645,789        25,863,849
                                                                --------------
                                                                    91,984,740
                                                                --------------
RETAIL - 4.1%
Dillard's, Inc.                                      285,050         7,659,294
Lowe's Cos., Inc.                                    323,250        18,615,967
Staples, Inc.                                        375,450        12,656,419
                                                                --------------
                                                                    38,931,680
                                                                --------------


See notes to financial statements.
*Non-income producing.

ICAP Equity Portfolio

As of December 31, 2004
--------------------------------------------------------------------------------
                                                      NUMBER
                                                   OF SHARES             VALUE
--------------------------------------------------------------------------------

TECHNOLOGY - 8.9%
Freescale Semiconductor, Inc.*                       323,825        $5,945,427
International Business
  Machines Corp.                                     273,500        26,961,630
Microsoft Corp.                                      916,500        24,479,715
Motorola, Inc.                                       276,400         4,754,080
Philips Electronics NV ADR                           833,221        22,080,356
                                                                --------------
                                                                    84,221,208
                                                                --------------
TRANSPORTATION - 0.8%
Canadian Pacific Railway Ltd.                            300            10,323
CSX Corp.                                            179,500         7,194,360
                                                                --------------
                                                                     7,204,683
                                                                --------------
UTILITIES - 4.3%
Dominion Resources, Inc.                             279,650        18,943,491
Entergy Corp.                                        316,050        21,361,820
                                                                --------------
                                                                    40,305,311
                                                                --------------
TOTAL COMMON STOCKS
  (cost $753,624,573)                                              938,885,713
                                                                --------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT             VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.6%
VARIABLE RATE DEMAND DEPOSIT - 2.6%
UMB Bank Money Market
  Fiduciary                                      $24,779,056       $24,779,056
                                                                --------------
TOTAL SHORT-TERM INVESTMENT
  (cost $24,779,056)                                                24,779,056
                                                                --------------
TOTAL INVESTMENTS - 102.1%
  (cost $778,403,629)                                              963,664,769
Liabilities less Other Assets - (2.1)%                            (19,701,093)
                                                                --------------
NET ASSETS - 100.0%                                               $943,963,676
                                                                 =============

See notes to financial statements.
*Non-income producing.

ICAP Equity Portfolio

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Investments, at cost                                              $778,403,629
                                                                 =============

Investments, at value                                             $963,664,769
Receivable for securities sold                                      17,643,559
Dividends and interest receivable                                    1,579,603
Tax reclaim receivable                                                  13,330
Receivable for fund shares sold                                        516,971
Other assets                                                            12,926
                                                                 -------------
     Total assets                                                  983,431,158
                                                                 -------------


LIABILITIES:
Payable for fund shares redeemed                                    37,093,168
Accrued investment advisory fee                                        615,701
Accrued expenses and other liabilities                                 102,536
Dividends payable                                                    1,656,077
                                                                 -------------
     Total liabilities                                              39,467,482
                                                                 -------------

NET ASSETS                                                        $943,963,676
                                                                 =============

NET ASSETS CONSIST OF:
Capital stock                                                         $214,469
Paid-in-capital in excess of par                                   759,012,701
Accumulated net realized loss
  on investments                                                     (524,634)
Net unrealized appreciation
  on investments                                                   185,261,140
                                                                 -------------

NET ASSETS                                                        $943,963,676
                                                                 =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                              21,446,888

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $44.01
                                                                        ======

Statement of Operations
For the year ended December 31, 2004

INVESTMENT INCOME:
Dividends(1)                                                       $24,585,202
Interest                                                                81,741
                                                                 -------------
Total investment income                                             24,666,943
                                                                 -------------

EXPENSES:
Investment advisory fees                                             8,136,740
Fund administration and accounting fees                                358,418
Custody fees                                                            98,179
Shareholder servicing                                                   68,862
Reports to shareholders                                                 40,638
Federal and state registration fees                                     29,035
Audit fees                                                              24,321
Legal fees                                                              20,580
Directors' fees and expenses                                            19,117
Other                                                                   15,085
                                                                 -------------

Total expenses before waiver
  and reimbursements                                                 8,810,975
Waiver and reimbursements
  of expenses by Adviser                                             (674,235)
                                                                 -------------

Net expenses                                                         8,136,740
                                                                 -------------

NET INVESTMENT INCOME                                               16,530,203
                                                                 -------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments                                   128,215,849
Change in net unrealized appreciation
  on investments                                                  (39,005,512)
                                                                 -------------

Net gain on investments                                             89,210,337
                                                                 -------------

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                                   $105,740,540
                                                                 =============

(1) Net of $230,408 in foreign withholding taxes.

See notes to financial statements.

ICAP Equity Portfolio

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                             YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                           $ 16,530,203        $9,912,136
Net realized gain on investments                 128,215,849        15,757,929
Change in net unrealized appreciation
  on investments                                (39,005,512)       224,188,528
                                              --------------    --------------
Net increase in net assets resulting
  from operations                                105,740,540       249,858,593
                                              --------------    --------------

DISTRIBUTIONS PAID FROM:
Net investment income                           (16,530,211)       (9,912,155)
Net realized gain on investments                (16,439,274)                 -
                                              --------------    --------------
Net decrease in net assets
  resulting from distributions paid             (32,969,485)       (9,912,155)
                                              --------------    --------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                      118,438,391       146,407,373
Reinvested distributions                          30,780,820         9,349,576
Shares redeemed                                (357,926,757)     (197,612,660)
                                              --------------    --------------
Net decrease in net assets resulting from
  capital share transactions                   (208,707,546)      (41,855,711)
                                              --------------    --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        (135,936,491)       198,090,727

NET ASSETS:
Beginning of year                              1,079,900,167       881,809,440
                                              --------------    --------------
End of year                                     $943,963,676    $1,079,900,167
                                              ==============    ==============

TRANSACTIONS IN SHARES:
Shares sold                                        2,805,220         4,185,913
Reinvested distributions                             710,731           261,993
Shares redeemed                                  (8,480,843)       (5,531,245)
                                              --------------    --------------
Net decrease                                     (4,964,892)       (1,083,339)
                                              ==============    ==============

See notes to financial statements.

ICAP Equity Portfolio

Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                                        $40.89         $32.07         $43.01         $43.66         $43.14

Income from investment operations:
  Net investment income                                      0.72           0.37           0.36           0.36           0.48
  Net realized and unrealized gain (loss)
     on investments                                          3.88           8.82        (10.94)         (0.64)           2.87
                                                      -----------    -----------    -----------    -----------    -----------

     Total income (loss) from
       investment operations                                 4.60           9.19        (10.58)         (0.28)           3.35
                                                      -----------    -----------    -----------    -----------    -----------

Less distributions:
  From net investment income                               (0.72)         (0.37)         (0.36)         (0.37)         (0.48)
  From net realized gain on investments                    (0.76)              -              -              -         (2.35)
                                                      -----------    -----------    -----------    -----------    -----------

     Total distributions                                   (1.48)         (0.37)         (0.36)         (0.37)         (2.83)
                                                      -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF YEAR                               $44.01         $40.89         $32.07         $43.01         $43.66
                                                      ===========    ===========    ===========    ===========    ===========
TOTAL RETURN                                               11.33%         28.83%       (24.66)%        (0.61)%          7.86%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                 $943,964     $1,079,900       $881,809     $1,190,907     $1,050,151
  Ratio of expenses to average net assets:
     Before expense reimbursement                           0.87%          0.87%          0.86%          0.86%          0.86%
     After expense reimbursement                            0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement                           1.56%          0.96%          0.90%          0.81%          1.07%
     After expense reimbursement                            1.63%          1.03%          0.96%          0.87%          1.13%
  Portfolio turnover rate                                     74%            97%            85%            87%           116%



See notes to financial statements.

                      This page left blank intentionally.

ICAP Select Equity Portfolio

Performance (%) as of December 31, 2004
------------------------------------------------------------------------------
                                                          ANNUALIZED
                                                 -----------------------------
                                                                        SINCE
                                  4Q04   1 YEAR   3 YEAR   5 YEAR  12/31/1997
------------------------------------------------------------------------------
ICAP Select Equity Portfolio     10.80   17.98     7.79    6.18       10.24
S&P 500 Index                     9.23   10.88     3.60   -2.30        4.77

Growth of $10,000
December 31, 1997 through December 31, 2004

                  ICAP
               Select Equity      S&P 500
                 Portfolio         Index
------------------------------------------------------
12/31/97          $10,000         $10,000
 3/31/98          $11,366         $11,395
 6/30/98          $11,698         $11,771
 9/30/98           $9,720         $10,600
12/31/98          $11,533         $12,858
 3/31/99          $12,693         $13,498
 6/30/99          $14,158         $14,450
 9/30/99          $12,622         $13,548
12/31/99          $14,666         $15,564
 3/31/00          $15,513         $15,920
 6/30/00          $15,006         $15,497
 9/30/00          $15,434         $15,347
12/31/00          $16,058         $14,146
 3/31/01          $15,724         $12,469
 6/30/01          $16,625         $13,199
 9/30/01          $14,215         $11,262
12/31/01          $15,802         $12,465
 3/31/02          $15,507         $12,500
 6/30/02          $14,206         $10,825
 9/30/02          $11,499          $8,955
12/31/02          $11,925          $9,710
 3/31/03          $12,124          $9,404
 6/30/03          $14,008         $10,853
 9/30/03          $14,429         $11,139
12/31/03          $16,776         $12,496
 3/31/04          $17,692         $12,707
 6/30/04          $17,938         $12,926
 9/30/04          $17,863         $12,685
12/31/04          $19,793         $13,855

The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1997, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Select Equity Portfolio

As of December 31, 2004

Fund Facts
Date of inception............ 12/31/1997
Ticker symbol..................... ICSLX
CUSIP......................... 448926303
NAV.............................. $34.35
Net assets............... $285.5 million

Fund Objective
The investment objective of the ICAP Select Equity Portfolio is to seek a superior total return. The Portfolio seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio seeks to achieve a total return greater than the S&P 500 Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods. The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant. To the extent the Portfolio invests for temporary defensive purposes, it may not achieve its investment objective. While the Discretionary Equity, Equity and Select Equity Portfolios are similar, the Select Equity Portfolio will concentrate its investments in fewer securities. The Select Equity Portfolio will typically hold between 15 and 30 securities.

Investor Profile
This Portfolio is most appropriate for investors who are willing to accept higher volatility for the potential of higher capital appreciation. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings....................................... 27
Percent in equities................................... 99.2%
Percent in cash and other assets less liabilities...... 0.8%
Price/earnings ratio.................................. 15.8x
Weighted average market cap..................... $82 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
Bank of America Corp.                                                     6.4%
Microsoft Corp.                                                           6.1%
Cendant Corp.                                                             4.9%
Comcast Corp. Class A                                                     4.9%
Archer-Daniels-Midland Co.                                                4.9%
J.P. Morgan Chase & Co.                                                   4.6%
Marathon Oil Corp.                                                        4.5%
Deere & Co.                                                               4.4%
ConocoPhillips                                                            4.4%
Altria Group, Inc.                                                        4.4%

Sector Weightings
Percent of equities
--------------------------------------------------------------------------------
Basic Industries 11%
Capital Spending 8%
Communications 5%
Consumer Services 8%
Consumer Staples 4%
Energy 11%
Financial 25%
Health Care 6%
Retail 4%
Technology 13%
Transportation 1%
Utilities 4%

ICAP Select Equity Portfolio

Schedule of Investments by Sector
As of December 31, 2004
--------------------------------------------------------------------------------
                                                     NUMBER
                                                  OF SHARES              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.2%
BASIC INDUSTRIES - 11.1%
Archer-Daniels-Midland Co.                          622,650        $13,891,322
Freeport-McMoRan Copper
  & Gold, Inc.                                      295,550         11,298,877
International Paper Co.                             156,750          6,583,500
                                                                 -------------
                                                                    31,773,699
                                                                 -------------
CAPITAL SPENDING - 8.3%
Deere & Co.                                         168,650         12,547,560
Tyco International Ltd.                             309,800         11,072,252
                                                                 -------------
                                                                    23,619,812
                                                                 -------------
COMMUNICATIONS - 4.9%
Comcast Corp. Class A*                              418,550         13,929,344
                                                                 -------------
CONSUMER SERVICES - 7.5%
Cendant Corp.                                       597,700         13,974,226
R.R. Donnelley & Sons Co.                           214,150          7,557,354
                                                                 -------------
                                                                    21,531,580
                                                                 -------------
CONSUMER STAPLES - 4.4%
Altria Group, Inc.                                  204,900         12,519,390
                                                                 -------------
ENERGY - 10.8%
ConocoPhillips                                      144,500         12,546,935
Marathon Oil Corp.                                  344,352         12,951,078
Occidental Petroleum Corp.                           93,250          5,442,070
                                                                 -------------
                                                                    30,940,083
                                                                 -------------
FINANCIAL - 24.5%
American International Group, Inc.                  117,800          7,735,926
Bank of America Corp.                               388,250         18,243,868
Citigroup, Inc.                                     227,683         10,969,767
Goldman Sachs Group, Inc.                            91,800          9,550,872
J.P. Morgan Chase & Co.                             339,350         13,238,043
The St. Paul Travelers Cos., Inc.                   274,748         10,184,908
                                                                 -------------
                                                                    69,923,384
                                                                 -------------

--------------------------------------------------------------------------------
                                                     NUMBER
                                                  OF SHARES              VALUE
--------------------------------------------------------------------------------

HEALTH CARE - 6.5%
GlaxoSmithKline plc ADR                             131,850         $6,248,372
Sanofi-Aventis ADR                                  304,308         12,187,535
                                                                 -------------
                                                                    18,435,907
                                                                 -------------
RETAIL - 3.8%
Lowe's Cos., Inc.                                   189,350         10,904,667
                                                                 -------------
TECHNOLOGY - 13.0%
Freescale Semiconductor, Inc.*                      314,523          5,774,642
Microsoft Corp.                                     656,350         17,531,109
Motorola, Inc.                                      228,900          3,937,080
Philips Electronics NV ADR                          370,650          9,822,225
                                                                 -------------
                                                                    37,065,056
                                                                 -------------
TRANSPORTATION - 0.7%
CSX Corp.                                            48,500          1,943,880
                                                                 -------------
UTILITIES - 3.7%
Entergy Corp.                                       157,550         10,648,804
                                                                 -------------
TOTAL COMMON STOCKS
  (cost $251,002,954)                                              283,235,606
                                                                 -------------

                                                  PRINCIPAL
                                                     AMOUNT
                                                -----------

SHORT-TERM INVESTMENT - 1.7%
VARIABLE RATE DEMAND DEPOSIT - 1.7%
UMB Bank Money Market Fiduciary                  $4,979,676          4,979,676
                                                                 -------------
TOTAL SHORT-TERM INVESTMENT
  (cost $4,979,676)                                                  4,979,676
                                                                 -------------
TOTAL INVESTMENTS - 100.9%
  (cost $255,982,630)                                              288,215,282
Liabilities less Other Assets - (0.9)%                             (2,686,696)
                                                                 -------------
NET ASSETS 100.0%                                                 $285,528,586
                                                                 =============

See notes to financial statements.
*Non-income producing.

ICAP Select Equity Portfolio

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Investments, at cost                                              $255,982,630
                                                                 =============

Investments, at value                                             $288,215,282
Receivable for securities sold                                       2,322,242
Dividends and interest receivable                                      337,878
Receivable for fund shares sold                                      1,808,935
Other assets                                                            26,469
                                                                 -------------
     Total assets                                                  292,710,806
                                                                 -------------


LIABILITIES:
Payable for securities purchased                                     6,481,703
Payable for fund shares redeemed                                       389,000
Accrued investment advisory fee                                        140,108
Accrued expenses and other liabilities                                  71,641
Dividends payable                                                       99,768
                                                                 -------------
     Total liabilities                                               7,182,220
                                                                 -------------

NET ASSETS                                                        $285,528,586
                                                                 =============

NET ASSETS CONSIST OF:
Capital stock                                                          $83,117
Paid-in-capital in excess of par                                   253,262,305
Accumulated net realized loss
  on investments                                                      (49,488)
Net unrealized appreciation
  on investments                                                    32,232,652
                                                                 -------------

NET ASSETS                                                        $285,528,586
                                                                 =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                               8,311,726

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $34.35
                                                                        ======

Statement of Operations
For the year ended December 31, 2004

INVESTMENT INCOME:
Dividends(1)                                                        $5,316,779
Interest                                                                31,294
                                                                 -------------
Total investment income                                              5,348,073
                                                                 -------------

EXPENSES:
Investment advisory fees                                             1,437,051
Fund administration and accounting fees                                169,761
Shareholder servicing                                                   45,173
Federal and state registration fees                                     35,613
Custody fees                                                            26,854
Audit fees                                                              24,321
Reports to shareholders                                                 22,750
Legal fees                                                              20,577
Directors' fees and expenses                                            19,117
Other                                                                    4,579
                                                                 -------------

Total expenses before waiver
  and reimbursements                                                 1,805,796
Waiver and reimbursements
  of expenses by Adviser                                             (368,745)
                                                                 -------------

Net expenses                                                         1,437,051
                                                                 -------------

NET INVESTMENT INCOME                                                3,911,022
                                                                 -------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments                                     7,089,798
Change in net unrealized appreciation
  on investments                                                    22,163,787
                                                                 -------------

Net gain on investments                                             29,253,585
                                                                 -------------

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                                    $33,164,607
                                                                 =============

(1) Net of $50,579 in foreign withholding taxes.
See notes to financial statements.

ICAP Select Equity Portfolio

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                             YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                            $ 3,911,022          $438,015
Net realized gain on investments                   7,089,798         5,155,269
Change in net unrealized
  appreciation/depreciation on investments        22,163,787        12,390,532
                                               -------------     -------------
Net increase in net assets resulting
  from operations                                 33,164,607        17,983,816
                                               -------------     -------------

DISTRIBUTIONS PAID FROM:
Net investment income                            (3,911,020)         (438,017)
Net realized gain on investments                 (1,620,103)                 -
                                               -------------     -------------
Net decrease in net assets
  resulting from distributions paid              (5,531,123)         (438,017)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                      204,857,239        36,347,139
Reinvested distributions                           5,393,238           436,268
Shares redeemed                                 (33,376,192)      (11,293,824)
                                               -------------     -------------
Net increase in net assets resulting from
  capital share transactions                     176,874,285        25,489,583
                                               -------------     -------------

TOTAL INCREASE IN NET ASSETS                     204,507,769        43,035,382

NET ASSETS:
Beginning of year                                 81,020,817        37,985,435
                                               -------------     -------------
End of year                                     $285,528,586       $81,020,817
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                        6,496,472         1,393,360
Reinvested distributions                             161,755            17,567
Shares redeemed                                  (1,066,339)         (469,010)
                                               -------------     -------------
Net increase                                       5,591,888           941,917
                                               =============     =============

See notes to financial statements.

ICAP Select Equity Portfolio

Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                                        $29.79         $21.37         $28.50         $29.50         $27.91

Income from investment operations:
  Net investment income                                      0.56           0.21           0.16           0.15           0.32
  Net realized and unrealized gain (loss)
     on investments                                          4.76           8.42         (7.13)         (0.62)           2.31
                                                       ----------     ----------     ----------     ----------     ----------

     Total income (loss) from investment
       operations                                            5.32           8.63         (6.97)         (0.47)           2.63
                                                       ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                               (0.56)         (0.21)         (0.16)         (0.16)         (0.32)
  From net realized gain on investments                    (0.20)              -              -         (0.37)         (0.72)
                                                       ----------     ----------     ----------     ----------     ----------

     Total distributions                                   (0.76)         (0.21)         (0.16)         (0.53)         (1.04)
                                                       ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR                               $34.35         $29.79         $21.37         $28.50         $29.50
                                                       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                               17.98%         40.68%       (24.53)%        (1.59)%          9.49%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                 $285,529        $81,021        $37,985        $52,590        $38,239
  Ratio of expenses to average net assets:
     Before expense reimbursement                           1.01%          1.22%          1.17%          1.19%          1.35%
     After expense reimbursement                            0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement                           1.97%          0.46%          0.27%          0.15%          0.69%
     After expense reimbursement                            2.18%          0.88%          0.64%          0.54%          1.24%
  Portfolio turnover rate                                    198%           317%           358%           309%           400%


See notes to financial statements.

ICAP Euro Select Equity Portfolio

Performance (%) as of December 31, 2004
------------------------------------------------------------------------------
                                                          ANNUALIZED
                                                 -----------------------------
                                                                        SINCE
                                  4Q04   1 YEAR   3 YEAR   5 YEAR  12/31/1997
------------------------------------------------------------------------------
ICAP Euro Select Equity Portfolio16.98   26.87    13.68    4.95       10.24
MSCI-Europe Index                15.92   20.88    10.98    0.06        5.90

Growth of $10,000
December 31, 1997 through December 31, 2004


                            Morgan Stanley
                 ICAP Euro     Capital
                   Select    International
                   Equity       Europe
                 Portfolio      Index
----------------------------------------------------
12/31/97          $10,000      $10,000
 3/31/98          $12,120      $12,030
 6/30/98          $13,368      $12,649
 9/30/98          $10,257      $10,826
12/31/98          $12,740      $12,853
 3/31/99          $13,070      $12,582
 6/30/99          $13,204      $12,543
 9/30/99          $12,857      $12,689
12/31/99          $15,546      $14,896
 3/31/00          $15,954      $14,908
 6/30/00          $15,226      $14,437
 9/30/00          $14,264      $13,382
12/31/00          $14,798      $13,646
 3/31/01          $13,067      $11,525
 6/30/01          $13,518      $11,298
 9/30/01          $12,529       $9,930
12/31/01          $13,473      $10,930
 3/31/02          $13,310      $10,918
 6/30/02          $13,201      $10,426
 9/30/02          $10,063       $8,046
12/31/02          $10,998       $8,921
 3/31/03          $10,242       $8,099
 6/30/03          $12,397       $9,882
 9/30/03          $12,906      $10,268
12/31/03          $15,600      $12,359
 3/31/04          $15,794      $12,469
 6/30/04          $16,315      $12,734
 9/30/04          $16,920      $12,888
12/31/04          $19,792      $14,940

The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1997, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Euro Select Equity Portfolio
As of December 31, 2004

Fund Facts
Date of inception............ 12/31/1997
Ticker symbol..................... ICEUX
CUSIP......................... 448926402
NAV.............................. $30.18
Net assets................ $94.2 million

Fund Objective
The investment objective of the ICAP Euro Select Equity Portfolio is to seek a superior total return with income as a secondary objective. The Portfolio seeks to achieve its investment objective by investing primarily in equity securities, predominantly American Depositary Receipts ("ADRs"), of established European companies with market capitalizations of at least $2 billion. (See the prospectus for an explanation of ADRs.) The Portfolio seeks to achieve a total return greater than the Morgan Stanley Capital International Europe Index (the "MSCI-Europe Index"). The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant. To the extent the Portfolio invests for temporary defensive purposes, it may not achieve its investment objective. The Portfolio will typically hold between 15 and 30 securities.

Investor Profile
This Portfolio is most appropriate for investors who are willing to accept higher volatility for the potential of higher capital appreciation. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings....................................... 25
Percent in equities................................... 98.0%
Percent in cash and other assets less liabilities...... 2.0%
Price/earnings ratio.................................. 11.2x
Weighted average market cap..................... $65 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
ING Groep NV ADR                                                          4.9%
Group Bruxelles Lambert SA                                                4.8%
E.ON AG ADR                                                               4.8%
Allianz AG                                                                4.7%
Siemens AG ADR                                                            4.7%
Royal Bank of Scotland Group plc                                          4.7%
Telecom Italia S.p.A. ADR                                                 4.7%
Total SA ADR                                                              4.5%
UBS AG ADR                                                                4.4%
Sanofi-Aventis ADR                                                        4.4%

Country Composition
Percent of equities
--------------------------------------------------------------------------------
Belgium 5%
Finland 3%
France 13%
Germany 18%
Italy 11%
Netherlands 8%
Sweden 4%
Switzerland 8%
United Kingdom 30%

ICAP Euro Select Equity Portfolio

Schedule of Investments by Sector
As of December 31, 2004
--------------------------------------------------------------------------------
                                                      NUMBER
                                                   OF SHARES             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0%
BASIC INDUSTRIES - 4.3%
BASF AG ADR                                           55,800        $4,018,716
                                                                 -------------
CAPITAL SPENDING - 8.5%
Investor AB Class B                                  284,950         3,623,300
Siemens AG ADR                                        52,050         4,407,074
                                                                 -------------
                                                                     8,030,374
                                                                 -------------
COMMUNICATIONS - 8.7%
Telecom Italia S.p.A. ADR                            107,300         4,385,351
Vivendi Universal SA ADR*                            119,800         3,841,986
                                                                 -------------
                                                                     8,227,337
                                                                 -------------
CONSUMER SERVICES - 7.3%
Groupe Bruxelles Lambert SA                           55,700         4,535,041
WPP Group plc                                        213,800         2,351,841
                                                                 -------------
                                                                     6,886,882
                                                                 -------------
CONSUMER STAPLES - 7.0%
Allied Domecq plc                                    386,800         3,809,338
Nestle SA ADR                                         42,900         2,805,986
                                                                 -------------
                                                                     6,615,324
                                                                 -------------
ENERGY - 12.5%
BP plc ADR                                            66,800         3,901,120
ENI S.p.A. ADR                                        29,150         3,668,236
Total SA ADR                                          38,250         4,201,380
                                                                 -------------
                                                                    11,770,736
                                                                 -------------
FINANCIAL - 24.6%
Allianz AG                                            33,550         4,450,836
Banco Popolare di Verona e
  Novara S.c.r.l.                                    102,500         2,084,274
Barclays plc                                         314,500         3,538,050
ING Groep NV ADR                                     151,700         4,588,925
Royal Bank of Scotland Group plc                     130,600         4,392,613
UBS AG ADR                                            49,200         4,124,928
                                                                 -------------
                                                                    23,179,626
                                                                 -------------

--------------------------------------------------------------------------------
                                                      NUMBER
                                                   OF SHARES             VALUE
--------------------------------------------------------------------------------

HEALTH CARE - 7.3%
GlaxoSmithKline plc ADR                               58,050        $2,750,988
Sanofi-Aventis ADR                                   102,681         4,112,374
                                                                 -------------
                                                                     6,863,362
                                                                 -------------
RETAIL - 7.3%
GUS plc                                              159,600         2,875,496
Tesco plc                                            641,200         3,960,570
                                                                 -------------
                                                                     6,836,066
                                                                 -------------
TECHNOLOGY - 3.0%
Philips Electronics NV ADR                           105,816         2,804,124
                                                                 -------------
UTILITIES - 7.5%
E.ON AG ADR                                           49,250         4,481,750
Fortum Oyj                                           141,200         2,614,033
                                                                 -------------
                                                                     7,095,783
                                                                 -------------
TOTAL COMMON STOCKS
  (cost $71,565,471)                                                92,328,330
                                                                 -------------

                                                   PRINCIPAL
                                                      AMOUNT
                                                   ---------

SHORT-TERM INVESTMENT - 3.8%
VARIABLE RATE DEMAND DEPOSIT - 3.8%
UMB Bank Money Market
  Fiduciary                                       $3,565,858         3,565,858
                                                                 -------------
TOTAL SHORT-TERM INVESTMENT
  (cost $3,565,858)                                                  3,565,858
                                                                 -------------
TOTAL INVESTMENTS - 101.8%
  (cost $75,131,329)                                                95,894,188
Liabilities less Other Assets - (1.8)%                             (1,735,974)
                                                                 -------------
NET ASSETS - 100.0%                                                $94,158,214
                                                                 =============

See notes to financial statements.
*Non-income producing.

ICAP Euro Select Equity Portfolio

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Investments, at cost                                               $75,131,329
                                                                 =============

Investments, at value                                              $95,894,188
Receivable for securities sold                                         678,560
Dividends and interest receivable                                       23,720
Tax reclaim receivable                                                  44,814
Receivable for fund shares sold                                        149,402
Other assets                                                            13,303
                                                                 -------------
     Total assets                                                   96,803,987
                                                                 -------------


LIABILITIES:
Payable for securities purchased                                     2,499,390
Payable for fund shares redeemed                                        51,761
Accrued investment advisory fee                                         31,452
Accrued expenses and other liabilities                                  51,449
Dividends payable                                                       11,721
                                                                 -------------
     Total liabilities                                               2,645,773
                                                                 -------------

NET ASSETS                                                         $94,158,214
                                                                 =============

NET ASSETS CONSIST OF:
Capital stock                                                          $31,194
Paid-in-capital in excess of par                                    73,421,688
Accumulated net realized loss on
  investments and foreign
  currency transactions                                               (57,527)
Net unrealized appreciation
  on investments                                                    20,762,859
                                                                 -------------

NET ASSETS                                                         $94,158,214
                                                                 =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                               3,119,417

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $30.18
                                                                        ======

Statement of Operations
For the year ended December 31, 2004

INVESTMENT INCOME:
Dividends(1)                                                        $1,273,966
Interest                                                                 9,269
                                                                 -------------
Total investment income                                              1,283,235
                                                                 -------------

EXPENSES:
Investment advisory fees                                               505,512
Fund administration and accounting fees                                100,495
Shareholder servicing                                                   25,536
Federal and state registration fees                                     25,053
Audit fees                                                              24,321
Legal fees                                                              20,577
Custody fees                                                            19,296
Directors' fees and expenses                                            19,117
Reports to shareholders                                                 16,275
Other                                                                    4,920
                                                                 -------------

Total expenses before waiver
  and reimbursements                                                   761,102
Waiver and reimbursements
  of expenses by Adviser                                             (255,590)
                                                                 -------------

Net expenses                                                           505,512
                                                                 -------------

NET INVESTMENT INCOME                                                  777,723
                                                                 -------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments
  and foreign currency transactions                                  2,655,714
Change in net unrealized appreciation
  on investments                                                    13,283,357
                                                                 -------------

Net gain on investments                                             15,939,071
                                                                 -------------

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                                    $16,716,794
                                                                 =============


(1) Net of $159,863 in foreign withholding taxes.

See notes to financial statements.

ICAP Euro Select Equity Portfolio

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                             YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                              $ 777,723          $471,347
Net realized gain on investments and
  foreign currency transactions                    2,655,714         2,290,919
Change in net unrealized
  appreciation/depreciation on investments        13,283,357         7,556,855
                                               -------------     -------------
Net increase in net assets resulting
  from operations                                 16,716,794        10,319,121
                                               -------------     -------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (777,517)         (508,016)
Net realized gain on investments                   (553,959)                 -
                                               -------------     -------------
Net decrease in net assets
  resulting from distributions paid              (1,331,476)         (508,016)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                       39,822,702        26,873,765
Reinvested distributions                           1,312,764           485,747
Shares redeemed                                  (8,082,662)       (9,933,469)
Redemption fees                                        5,480            71,936
                                               -------------     -------------
Net increase in net assets resulting from
  capital share transactions                      33,058,284        17,497,979
                                               -------------     -------------

TOTAL INCREASE IN NET ASSETS                      48,443,602        27,309,084

NET ASSETS:
Beginning of year                                 45,714,612        18,405,528
                                               -------------     -------------
End of year                                      $94,158,214       $45,714,612
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                        1,503,627         1,315,281
Reinvested distributions                              46,804            26,504
Shares redeemed                                    (320,279)         (507,269)
                                               -------------     -------------
Net increase                                       1,230,152           834,516
                                               =============     =============

See notes to financial statements.

ICAP Euro Select Equity Portfolio

Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                                        $24.20         $17.45         $21.69         $24.19         $27.91

Income from investment operations:
  Net investment income                                      0.30           0.39           0.29           0.18           0.38
  Net realized and unrealized gain (loss)
     on investments(1)                                       6.16           6.77         (4.24)         (2.35)         (1.69)
                                                      -----------    -----------    -----------    -----------    -----------

          Total income (loss) from investment
       operations                                            6.46           7.16         (3.95)         (2.17)         (1.31)
                                                      -----------    -----------    -----------    -----------    -----------

Less distributions:
  From net investment income                               (0.30)         (0.41)         (0.29)         (0.20)         (0.37)
  From net realized gain on investments                    (0.18)              -              -         (0.10)         (2.04)
  From return of capital                                        -              -              -         (0.03)              -
                                                      -----------    -----------    -----------    -----------    -----------

     Total distributions                                   (0.48)         (0.41)         (0.29)         (0.33)         (2.41)
                                                      -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF YEAR                               $30.18         $24.20         $17.45         $21.69         $24.19
                                                      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                               26.87%         41.85%       (18.37)%        (8.95)%        (4.81)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                  $94,158        $45,715        $18,406        $20,203        $33,409
  Ratio of expenses to average net assets:
     Before expense reimbursement                           1.20%          1.57%          1.66%          1.65%          1.51%
     After expense reimbursement(2)                         0.80%          0.80%          0.80%          0.95%          1.00%
  Ratio of net investment income to
          average net assets:
     Before expense reimbursement                           0.83%          1.12%          0.62%          0.02%          1.02%
     After expense reimbursement                            1.23%          1.89%          1.48%          0.72%          1.53%
  Portfolio turnover rate                                    122%           218%           276%           267%           370%


(1)  For 2004, 2003 and 2002, includes $0.002, $0.05 and $0.07, respectively, in redemption fees (see notes to financial statements).

(2) Prior to September 1, 2001, the Adviser voluntarily reimbursed the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 1.00% of its average net assets. Beginning September 1, 2001 and thereafter, the Adviser voluntarily increased the reimbursement paid to the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 0.80% of its average net assets. As a result, the effective expense ratio after expense reimbursement for the year ended December 31, 2001 was 0.95%.

See notes to financial statements.

Notes to Financial Statements
December 31, 2004

Organization
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the ICAP Discretionary Equity Portfolio, the ICAP Equity Portfolio, the ICAP Select Equity Portfolio and the ICAP Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(A) INVESTMENT VALUATION - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on a U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Events affecting the values of Portfolio securities that occur after the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value unless ICAP determines that the particular event would materially affect net asset value. In addition, events affecting the values of foreign Portfolio securities may occur on days in which U.S. securities exchanges are closed but foreign securities exchanges are open, and on days in which foreign securities exchanges are closed but U.S securities exchanges are open. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when shareholders will not be able to purchase or redeem shares. If ICAP determines that a particular event materially affects net asset value, ICAP may value the affected security or securities in accordance with pricing procedures adopted by the Board of Directors. Any such determinations must be reported by ICAP to the full Board of Directors quarterly. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

(B) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S.dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

(C) FEDERAL INCOME AND EXCISE TAXES - It is each Portfolio's policy to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is recorded.

(D) DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. In the case of the Euro Select Equity Portfolio, dividends from net investment income are declared and paid either annually or semi-annually. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(E) SHORT-TERM INVESTMENTS - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

(F) ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(G) REDEMPTION FEES - The Euro Select Equity Portfolio is authorized to deduct a fee of 2.00% from the current value of shares redeemed within one month of purchase. The redemption fee is treated as additional paid-in-capital.

(H) OTHER - Investment transactions are accounted for on the trade date. The Portfolios utilize the specific identification method to determine the gain or loss realized from the investment transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the year ended December 31, 2004 are summarized below:
--------------------------------------------------------------------------------
                         ICAP                          ICAP           ICAP
                     DISCRETIONARY      ICAP          SELECT       EURO SELECT
                        EQUITY         EQUITY         EQUITY         EQUITY
                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Purchases             $35,662,146   $730,816,347   $521,608,489   $107,753,621
Sales                 $95,469,772   $950,456,071   $346,123,888    $75,282,327

There were no purchases or sales of U.S. government obligations.

Federal Income Tax Information
At December 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
                         ICAP                          ICAP           ICAP
                     DISCRETIONARY      ICAP          SELECT       EURO SELECT
                        EQUITY         EQUITY         EQUITY         EQUITY
                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Cost of investments  $17,411,116   $779,512,212  $256,065,190     $75,200,168
                    ============   ============  ============    ============
Gross unrealized
   appreciation       $4,190,165   $189,258,410   $33,020,867     $20,721,670
Gross unrealized
   depreciation        (109,368)    (5,105,853)     (870,775)        (27,650)
                   -------------  ------------- -------------   -------------
Net unrealized
  appreciation
  on investments      $4,080,797   $184,152,557   $32,150,092     $20,694,020
                    ============   ============  ============    ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:
--------------------------------------------------------------------------------
                         ICAP                          ICAP           ICAP
                     DISCRETIONARY      ICAP          SELECT       EURO SELECT
                        EQUITY         EQUITY         EQUITY         EQUITY
                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Undistributed
  ordinary income             $-             $-       $12,432              $-
Undistributed
  long-term gains         14,102        583,949        20,640          11,312
                   -------------  ------------- -------------   -------------
Tax accumulated
  earnings                14,102        583,949        33,072          11,312
Net unrealized
  appreciation
  on investments       4,080,797    184,152,557    32,150,092      20,694,020
                   -------------  ------------- -------------   -------------
Total accumulated
  earnings            $4,094,899   $184,736,506   $32,183,164     $20,705,332
                   =============  ============= =============   =============

The Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios utilized $6,168,479, $111,426,477, $5,484,641 and $2,124,071,
respectively, of their capital loss carryforwards during the year ended December 31, 2004.

The tax components of dividends paid during the years ended December 31, 2004 and 2003 were as follows:
--------------------------------------------------------------------------------
                         ICAP                          ICAP           ICAP
                     DISCRETIONARY      ICAP          SELECT       EURO SELECT
                        EQUITY         EQUITY         EQUITY         EQUITY
                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
2004 Ordinary income    $703,257    $16,530,203    $4,524,466        $777,520
2004 Long-term
  capital gains         $691,478    $16,439,282    $1,006,657        $553,956
2003 Ordinary income    $721,980     $9,912,155      $438,017        $508,016

Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios hereby designate approximately $691,478, $16,439,282, $1,006,657 and $553,956,
respectively, as capital gain dividends for the purpose of the dividends paid deduction.

For the year ended December 31, 2004, 100% of dividends paid from net investment income, including short term capital gains, from each of the Portfolios is designated as qualified dividend income (unaudited).

For the year ended December 31, 2004, 100%, 100%, and 98% of dividends paid from net investment income, including short term capital gains, qualify for the dividends received deduction available to corporate shareholders of the Discretionary Equity, Equity and Select Equity Portfolios, respectively (unaudited).

Investment Advisory Agreement
The Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets. Pursuant to an expense cap agreement dated April 30, 1999, as amended on May 1, 2004, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio to the extent necessary to ensure that each Portfolios' expenses would not exceed 0.80% of its average net assets. The term of this amended expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio to the extent necessary to ensure that each Portfolio's operating expenses would not exceed the annual management fee.

Portfolio Share Activity-In-kind Transactions
During 2004, the Portfolios approved a number of in-kind portfolio share transactions in accordance with the provisions of the prospectus. An in-kind portfolio share transaction occurs when the Portfolio distributes securities instead of cash to an investor who redeems portfolio shares ("in-kind redemption"), or when the Portfolio receives securities instead of cash from an investor who purchases Portfolio shares ("in-kind purchase").

During the year ended December 31, 2004, the Discretionary Equity Portfolio made in-kind redemptions of 1,409,591 shares with a value of $39,299,405. The Equity Portfolio received in-kind purchases of 259,404 shares with a value of $11,416,378 during the year ended December 31, 2004. There were no such transactions in the Select Equity Portfolio or the Euro Select Equity Portfolio.

Proxy Voting Policies (Unaudited)
ICAP has adopted proxy voting policies and procedures under which the Portfolios have delegated to the Adviser the power to vote proxies relating to securities held by the Portfolios. A description of ICAP's proxy voting policies and procedures is available without charge, upon request, by calling toll free 1-888-221-ICAP (4227). Alternatively, this information is available on the Edgar Database on the SEC's web site located at www.sec.gov.

In addition, each Portfolio's complete proxy voting record for the 12 months ended June 30 is available without charge, upon request, by calling toll free 1-888-221-ICAP (4227). Alternatively, this information is also available on the Edgar Database on the SEC's web site located at www.sec.gov.

Quarterly Schedules of Investments (Unaudited)
The Portfolios will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q will be available on the Edgar Database on the SEC's web site at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Report of Independent Registered Public Accounting Firm

We have audited the accompanying statements of assets and liabilities of ICAP Funds, Inc., comprised of the ICAP Discretionary Equity Portfolio, ICAP Equity Portfolio, ICAP Select Equity Portfolio and ICAP Euro Select Equity Portfolio (the "Portfolios"), including the schedules of investments, as of December 31, 2004, and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for the years prior to December 31, 2004 were audited by other auditors who expressed an unqualified opinion on those financial statements and financial highlights in their report dated January 30, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ICAP Funds, Inc. at December 31, 2004, the results of their operations, the changes in their net assets, and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
February 7, 2005

Expense Example
For the Six Months Ended December 31, 2004 (Unaudited)

As a shareholder of the ICAP Funds, Inc. (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004 (the "period").

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any of the Portfolios. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.


Expenses Paid During the Period
------------------------------------------------------------------------------------------------------------------------------------
                                                            BEGINNING                  ENDING            EXPENSES PAID DURING
                                                          ACCOUNT VALUE            ACCOUNT VALUE           THE PERIOD ENDED
                                                           JULY 1, 2004          DECEMBER 31, 2004       DECEMBER 31, 2004(1)
------------------------------------------------------------------------------------------------------------------------------------
ICAP DISCRETIONARY EQUITY PORTFOLIO
     Actual                                                $1,000.00                 $1,077.10                  $4.18
     Hypothetical (5% return before expenses)               1,000.00                  1,021.00                   4.06
ICAP EQUITY PORTFOLIO
     Actual                                                $1,000.00                 $1,076.60                  $4.18
     Hypothetical (5% return before expenses)               1,000.00                  1,021.00                   4.06
ICAP SELECT EQUITY PORTFOLIO
     Actual                                                $1,000.00                 $1,103.40                  $4.23
     Hypothetical (5% return before expenses)               1,000.00                  1,021.00                   4.06
ICAP EURO SELECT EQUITY PORTFOLIO
     Actual                                                $1,000.00                 $1,213.10                  $4.45
     Hypothetical (5% return before expenses)               1,000.00                  1,021.00                   4.06


(1) Expenses are equal to each Portfolio's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). For the period ended December 31, 2004, the expense ratios of the Discretionary Equity Portfolio, Equity Portfolio, Select Equity Portfolio and Euro Select Equity Portfolio were each 0.80%.

Directors and Officers


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Number of
                                                                                                    Portfolios     Other
                                              Term of Office     Principal                          in Complex     Directorships
                              Position(s)     and Length of      Occupation(s)                      Overseen       Held
 Name, Address, and Age       Held with Fund  Time Served        During Past 5 Years                by Director    by Director
-----------------------------------------------------------------------------------------------------------------------------------
 Independent Directors:
-----------------------------------------------------------------------------------------------------------------------------------
 Dr. James A. Gentry          Director        Indefinite term;   Professor Emeritus of                   4         None
 The University of Illinois                   Served as          Finance and University
 140A Wohlers Hall                            Director since     Distinguished Teacher Scholar,
 1206 South 6th Street                        December 1994      College of Business at the
 Champaign, Illinois 61820                                       University of Illinois, Urbana-
 Age: 74                                                         Champaign
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph Andrew Hays           Director        Indefinite term;   Principal in the consulting             4         None
 Tribune Tower                                Served as          firm, The Hays Group
 435 North Michigan Avenue                    Director since     - Consultants to Management
 Suite 2600                                   July 1995          since January 1996;  Vice
 Chicago, Illinois 60611                                         President for Corporate Re-
 Age: 74                                                         lations, Tribune Company from
                                                                 April 1983 to December 1995
-----------------------------------------------------------------------------------------------------------------------------------
 Harold W. Nations            Director        Indefinite term;   Principal with Twin Crescents           4         None
 3330 Dundee Road                             Served as          Realty LLC, a real estate invest-
 Suite C3                                     Director since     ment advisory firm, since June
 Northbrook, IL 60062                         December 1994      2002. Partner with the law firm
 Age: 50                                                         of McDermott, Will & Emery
                                                                 from June 2000 to June 2002;
                                                                 Partner with the law firm of
                                                                 Holleb & Coff from September
                                                                 1997 to May 2000
-----------------------------------------------------------------------------------------------------------------------------------
 Interested Director*:
-----------------------------------------------------------------------------------------------------------------------------------
 Robert H. Lyon               President       Indefinite term;   President, Chief Investment             4         None
 225 West Wacker Drive        and             Served as          Officer and Director of
 Suite 2400                   Director        President and      Institutional Capital
 Chicago, Illinois 60606                      Director since     Corporation (the "Adviser")
 Age: 54                                      December 1994
-----------------------------------------------------------------------------------------------------------------------------------
 Officer:
-----------------------------------------------------------------------------------------------------------------------------------
 Pamela H. Conroy             Vice            Served as Vice     Senior Vice President                  N/A        N/A
 225 West Wacker Drive        President,      President,         and Director of the Adviser
 Suite 2400                   Treasurer,      Treasurer and
 Chicago, Illinois 60606      Secretary       Director since
 Age: 43                      and             December 1994
                              Chief           (Resigned as a
                              Compliance      Director in
                              Officer         November 2004);
                                              Served as
                                              Secretary and
                                              Chief Compliance
                                              Officer since 2004
-----------------------------------------------------------------------------------------------------------------------------------


* The Interested Director serves as a director and officer of the Adviser.

Additional information about the Portfolios' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-888-221-ICAP (4227).

INVESTMENT ADVISER
INSTITUTIONAL CAPITAL CORPORATION
225 West Wacker Drive, Suite 2400
Chicago, Illinois  60606
www.icapfunds.com

CUSTODIAN
UMB BANK, N.A.
928 Grand Boulevard
Kansas City, Missouri 64106

DIVIDEND - DISBURSING AND TRANSFER AGENT
UMB FUND SERVICES, INC.
P.O. Box 2160
Milwaukee, Wisconsin 53201

ADMINISTRATOR AND FUND ACCOUNTANT
UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL
GODFREY & KAHN, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

This annual report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                      This page left blank intentionally.

                      This page left blank intentionally.

[LOGO]
ICAP
INSTITUTIONAL CAPITAL/R

ICAP FUNDS
225 WEST WACKER DRIVE, SUITE 2400
CHICAGO, IL 60606
1-888-221-ICAP (4227)
WWW.ICAPFUNDS.COM

                                                                    116-0205-28M
C/ Copyright 2005 Institutional Capital Corporation                  IC-408-0205

Item 2 - Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted a "code of ethics" that applies to the Registrant's principal executive officer and senior financial officers, or persons performing similar functions. For this purpose, the term "code of ethics" is defined in Item 2(b) of the Form N-CSR.

(b) [Reserved]

(c) During the period covered by this report, there were not any amendments to the provisions of the code of ethics described in 2(a) above.

(d) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics described in 2(a) above.

(e) [Reserved]

Item 3 - Audit Committee Financial Expert

(a) The Registrant's board of directors has determined that Dr. James A. Gentry, a member of the board and the chairman of the audit committee, is an "audit committee financial expert" and "independent," as those terms are defined in
    Item 3(b) and 3(a)(2), respectively, of the Form N-CSR.

(b) [Reserved]

(c) [Reserved]

(d) [Reserved]


Item 4 - Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for professional services rendered by the Registrant's principal accountant for (1) the audit of the Registrant's annual financial statements, and (2) services that are normally provided by the accountant in connection with statutory and regulatory filings, for each of the fiscal years ended December 31, 2003 and December 31, 2004 were $59,000 and $64,000, respectively.

(b) Audit-Related Fees. The aggregate fees were billed by the Registrant's principal accountant in fiscal 2003 or 2004 for assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements were $0 and $16,000, respectively. The fees for fiscal 2004 for were selected agreed-upon procedures performed on the Registrant's semi-annual report to shareholders.

(c) Tax Fees. The aggregate fees billed for professional services rendered by the Registrant's principal accountant for tax compliance, tax advice and tax planning for each of the fiscal years ended December 31, 2003 and December 31, 2004 were $17,600 and $16,000, respectively. The services provided were comprised of a review of the Registrant's federal and state income tax returns and providing assistance to the Registrant in the determination of its excise tax distribution requirements.

(d) All Other Fees. No fees were billed by Registrant's principal accountant in fiscal 2003 or fiscal 2004 for services other than the services reported in Item 4(a) - 4(c) above.

(e) The Registrant's audit committee has adopted a pre-approval policy relating to audit and non-audit services to be provided by the Registrant's principal accountant. Under this policy, the engagement terms and fees of the Registrant's annual audit must be specifically pre-approved by the audit committee. Other audit services, like review of SEC registration statements and filings, have already received the general pre-approval of the committee in accordance with its pre-approval policy. Likewise, certain enumerated audit-related and tax services have already received the general pre-approval of the audit committee under its pre-approval policy. Services that have not already been approved by the audit committee pursuant to its pre-approval policy must be specifically pre-approved by the committee before the service can be rendered. With respect to services that have already received the general approval of the audit committee in accordance with its pre-approval policy, the committee will be informed on a quarterly basis of any such services rendered by the Registrant's principal accountant. Regardless of whether a service must be specifically pre-approved or if it has already received the general approval of the audit committee pursuant to its pre-approval policy, the audit committee is required to consider whether such service is consistent with the SEC's rules on auditor independence in connection with its decision to pre-approve a service.

During 2003 and 2004, all of the non-audit services provided by the Registrant's principal accountant to the Registrant were pre-approved by the audit committee. Accordingly, the committee did not rely on the de minimis exception described in Rule 2-01(c)(7)(i)(C) of Regulation S-X, which waives the pre-approval requirements for non-audit services if certain conditions are satisfied.

(f) All of the principal accountants' hours spent on auditing the Registrant's financial statements were attributed to and performed by full-time permanent employees of the principal accountant.

(g) The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant for each of the fiscal years ended December 31, 2003 and December 31, 2004 were $17,600 and $16,000, respectively, as disclosed in Item 4(c) above. The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant's investment adviser for each of the fiscal years ended December 31, 2003 and December 31, 2004 were $23,200 and $0, respectively.

(h) Not applicable.


Item 5 - Audit Committee of Listed Registrants

Not applicable.


Item 6 - Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.


Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.


Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.


Item 10 - Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11 - Controls and Procedures

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the

"Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 12 - Exhibits

(a)(1) Code of Ethics. Incorporated by reference to the Registrant's Form N-CSR filed on March 3, 2004.

(a)(2) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:   /s/ Pamela H. Conroy
      --------------------
      Pamela H. Conroy
      Vice President and Treasurer

Date: March 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Lyon
      ------------------
      Robert H. Lyon
      President

Date: March 1, 2005


By:   /s/ Pamela H. Conroy
      --------------------
      Pamela H. Conroy
      Vice President and Treasurer

Date: March 1, 2005